Average Annual Total Returns	Delaware Emerging Markets Fund MSCI Emerging Markets Index (net) 1 year	Delaware Emerging Markets Fund MSCI Emerging Markets Index (net) 5 years	Delaware Emerging Markets Fund MSCI Emerging Markets Index (net) 10 years	Delaware Emerging Markets Fund MSCI Emerging Markets Index (gross) 1 year	Delaware Emerging Markets Fund MSCI Emerging Markets Index (gross) 5 years	Delaware Emerging Markets Fund MSCI Emerging Markets Index (gross) 10 years	Delaware Emerging Markets Fund Class A 1 year	Delaware Emerging Markets Fund Class A 5 years	Delaware Emerging Markets Fund Class A 10 years	Delaware Emerging Markets Fund Class A After Taxes on Distributions 1 year	Delaware Emerging Markets Fund Class A After Taxes on Distributions 5 years	Delaware Emerging Markets Fund Class A After Taxes on Distributions 10 years	Delaware Emerging Markets Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Emerging Markets Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Emerging Markets Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Emerging Markets Fund Class C 1 year	Delaware Emerging Markets Fund Class C 5 years	Delaware Emerging Markets Fund Class C 10 years	Delaware Emerging Markets Fund Class R 1 year	Delaware Emerging Markets Fund Class R 5 years	Delaware Emerging Markets Fund Class R 10 years	Delaware Emerging Markets Fund Institutional Class 1 year	Delaware Emerging Markets Fund Institutional Class 5 years	Delaware Emerging Markets Fund Institutional Class 10 years	Delaware Emerging Markets Fund Class R6 1 year	Delaware Emerging Markets Fund Class R6 5 years	Delaware Emerging Markets Fund Class R6 Lifetime	Delaware Emerging Markets Fund Class R6 Inception Date	Delaware International Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 1 year	Delaware International Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 5 years	Delaware International Equity Fund MSCI ACWI (All Country World Index) ex USA Index (net) 10 years	Delaware International Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 1 year	Delaware International Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 5 years	Delaware International Equity Fund MSCI ACWI (All Country World Index) ex USA Index (gross) 10 years	Delaware International Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year	Delaware International Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years	Delaware International Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years	Delaware International Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year	Delaware International Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years	Delaware International Equity Fund MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years	Delaware International Equity Fund Class A 1 year	Delaware International Equity Fund Class A 5 years	Delaware International Equity Fund Class A 10 years	Delaware International Equity Fund Class A After Taxes on Distributions 1 year	Delaware International Equity Fund Class A After Taxes on Distributions 5 years	Delaware International Equity Fund Class A After Taxes on Distributions 10 years	Delaware International Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware International Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware International Equity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware International Equity Fund Class C 1 year	Delaware International Equity Fund Class C 5 years	Delaware International Equity Fund Class C 10 years	Delaware International Equity Fund Class R 1 year	Delaware International Equity Fund Class R 5 years	Delaware International Equity Fund Class R 10 years	Delaware International Equity Fund Institutional Class 1 year	Delaware International Equity Fund Institutional Class 5 years	Delaware International Equity Fund Institutional Class 10 years	Delaware International Equity Fund Class R6 1 year	Delaware International Equity Fund Class R6 5 years	Delaware International Equity Fund Class R6 Lifetime	Delaware International Equity Fund Class R6 Inception Date
Total	9.83%	3.68%	2.66%	10.27%	4.07%	3.05%	10.62%	3.67%	2.65%	10.02%	3.42%	2.45%	6.90%	3.04%	2.20%	15.47%	4.12%	2.49%	17.02%	4.64%	3.00%	17.59%	5.16%	3.52%	17.77%	5.28%	6.79%	May 02, 2016	15.61%	7.08%	3.83%	16.21%	7.60%	4.32%	18.24%	8.16%	4.28%	18.85%	8.69%	4.78%	6.77%	3.61%	1.42%	6.44%	2.99%	0.96%	4.23%	2.88%	1.17%	11.49%	4.05%	1.25%	12.99%	4.56%	1.76%	13.59%	5.10%	2.27%	13.71%	5.17%	1.36%	Mar. 29, 2018